Submission	Sep. 03, 2025
Submission [Line Items]
Central Index Key	0001603015
Registrant Name	Via Transportation, Inc.
Registration File Number	333-289624
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A